GENERAL (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment item $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
GENERAL
Par value per share | $ / shares	$ 0.00001
Minimum number of importers/exporters | item	10,000
Number of segments | segment	2
Reorganization			$ 891
Accumulated deficit	$ (118,706)	$ (94,005)
Loss	(24,701)	(16,358)	(14,172)
Cash flow from operating activities	$ (14,908)	$ (17,324)	$ (8,274)